Consolidated Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Bermuda — 0.0%
GCL New Energy Holdings Ltd., NVS	371,500	$55,171
Productive Technologies Co. Ltd.(a)(b)	586,000	85,526
		140,697
Brazil — 4.9%
3R Petroleum Oleo E Gas SA(a)	66,150	471,521
AES Brasil Energia SA	135,713	273,291
Aliansce Sonae Shopping Centers SA	60,049	207,247
Alupar Investimento SA	49,914	266,626
Ambipar Participacoes e Empreendimentos SA	40,670	183,391
Anima Holding SA(a)	95,229	81,111
Arezzo Industria e Comercio SA	28,515	492,179
Armac Locacao Logistica E Servicos SA	54,975	124,054
Auren Energia SA	109,437	291,658
Boa Vista Servicos SA	116,553	110,054
BR Malls Participacoes SA	322,500	543,782
BR Properties SA	77,581	91,046
Cia. Brasileira de Aluminio	60,600	141,301
Cia. Brasileira de Distribuicao	74,325	297,480
Cia. de Saneamento de Minas Gerais-COPASA	78,450	238,856
Cia. de Saneamento do Parana	66,450	245,729
Cia. Paranaense de Energia	36,450	279,696
Cielo SA	549,786	507,477
CM Hospitalar SA	48,675	156,642
Cogna Educacao(a)	728,724	314,556
CVC Brasil Operadora e Agencia de Viagens SA(a)	95,342	92,414
Cyrela Brazil Realty SA Empreendimentos e Participacoes	122,025	337,668
Dexco SA	148,500	238,946
EcoRodovias Infraestrutura e Logistica SA(a)	203,625	171,082
EDP - Energias do Brasil SA	100,939	412,754
Embraer SA(a)	283,875	741,231
Enauta Participacoes SA	43,425	112,133
Eneva SA(a)	402,706	957,614
Ez Tec Empreendimentos e Participacoes SA	66,825	193,804
Fleury SA	77,625	265,215
Fleury SA, NVS	16,801	59,928
GPS Participacoes e Empreendimentos SA(c)	112,350	269,760
Grendene SA	146,775	187,522
Grupo De Moda Soma SA	235,860	524,047
Grupo Mateus SA(a)	193,311	226,117
Grupo SBF SA	52,125	146,551
Iguatemi SA	102,458	373,555
Infracommerce CXAAS SA(a)	92,578	82,242
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	30,300	187,837
Iochpe Maxion SA	52,625	133,861
IRB Brasil Resseguros S/A(a)	860,815	124,411
JHSF Participacoes SA	125,220	133,681
Light SA	100,987	111,314
Locaweb Servicos de Internet SA(a)(c)	214,597	347,368
LOG Commercial Properties e Participacoes SA	22,580	75,885
M. Dias Branco SA	34,575	261,577
Mahle-Metal Leve SA	18,975	105,162
Marfrig Global Foods SA	160,725	271,006
Minerva SA	114,600	276,046
Movida Participacoes SA	74,175	126,642
MRV Engenharia e Participacoes SA	86,884	143,820
Multiplan Empreendimentos Imobiliarios SA	109,740	484,904
Odontoprev SA	123,750	201,506
Security	Shares	Value

Brazil (continued)
Omega Energia SA(a)	128,070	$247,287
Pet Center Comercio e Participacoes SA	177,075	251,485
Petroreconcavo SA	50,775	300,677
Santos Brasil Participacoes SA	225,120	330,131
Sao Martinho SA	77,070	425,646
SIMPAR SA	164,189	241,410
SLC Agricola SA	44,713	386,700
Smartfit Escola de Ginastica e Danca SA(a)	91,161	266,666
Sul America SA	110,283	478,590
Transmissora Alianca de Energia Eletrica SA	74,655	496,899
Tupy SA	30,000	163,720
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	121,275	309,886
Via S/A(a)	497,132	208,841
Vivara Participacoes SA	45,000	191,296
YDUQS Participacoes SA	113,980	252,588
		18,247,122
Cayman Islands — 0.2%
HUTCHMED China Ltd.(a)	108,000	296,584
Keymed Biosciences Inc.(a)(c)	38,000	245,924
Polaris Group/Tw(a)	69,000	241,122
		783,630
Chile — 0.6%
Aguas Andinas SA, Class A	1,244,446	287,878
CAP SA	37,208	273,136
Cencosud Shopping SA	255,995	327,432
Colbun SA	3,683,850	326,810
Empresa Nacional de Telecomunicaciones SA	72,406	213,437
Itau CorpBanca Chile SA	100,052,989	199,432
Parque Arauco SA	36,496	38,648
Plaza SA	194,204	218,041
Vina Concha y Toro SA	235,130	278,565
		2,163,379
China — 9.0%
361 Degrees International Ltd.(a)	375,000	164,058
Agora Inc., ADR(a)	26,325	82,661
AK Medical Holdings Ltd.(c)	300,000	299,370
Akeso Inc.(a)(b)(c)	193,000	844,765
Alibaba Pictures Group Ltd.(a)	2,190,000	119,160
A-Living Smart City Services Co. Ltd., Class A(c)	194,250	224,566
Alphamab Oncology(a)(c)	220,000	254,669
Antengene Corp. Ltd.(a)(c)	241,000	123,699
Anxin-China Holdings Ltd.(d)	1,084,000	1
Ascentage Pharma Group International(a)(b)(c)	88,300	252,584
Asia Cement China Holdings Corp.	322,000	131,089
Ausnutria Dairy Corp. Ltd.	150,000	77,650
Bairong Inc. (a)(b)(c)	75,000	81,887
Baozun Inc., ADR(a)(b)	22,725	98,626
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	36,750	67,092
Beijing Jingneng Clean Energy Co. Ltd., Class H	600,000	132,852
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	150,000	194,897
Binjiang Service Group Co. Ltd.	45,000	105,786
BOE Varitronix Ltd.	137,000	252,885
Boshiwa International Holding Ltd.(d)	32,000	—
Brii Biosciences Ltd.(a)	166,500	185,425
Canaan Inc., ADR(a)(b)	74,050	192,530
Canvest Environmental Protection Group Co. Ltd.	265,000	149,465
CARsgen Therapeutics Holdings Ltd., NVS(a)(b)(c)	73,000	131,490
Central China New Life Ltd.	262,000	112,632

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
CGN Mining Co. Ltd.(a)	1,005,000	$108,347
CGN New Energy Holdings Co. Ltd.	532,000	187,747
Changsha Broad Homes Industrial Group Co Ltd.,
Class H(a)(b)(c)	90,000	68,788
China Animal Healthcare Ltd.(d)	126,000	—
China Aoyuan Group Ltd.(a)(b)(d)	603,000	59,722
China BlueChemical Ltd., Class H	968,000	225,066
China Conch Environment Protection Holdings Ltd.(a)	675,000	293,144
China Datang Corp. Renewable Power Co. Ltd., Class H	975,000	282,417
China Education Group Holdings Ltd.	428,000	457,866
China Everbright Greentech Ltd.(b)(c)	600,000	124,309
China Everbright Ltd.	450,000	315,042
China Foods Ltd.	530,000	172,399
China High Speed Transmission Equipment Group Co. Ltd.(a)	238,000	111,078
China Huiyuan Juice Group Ltd.(d)	379,000	—
China Lilang Ltd.	327,000	154,479
China Metal Recycling Holdings Ltd.(d)	12,000	—
China Modern Dairy Holdings Ltd.(b)	2,550,000	319,110
China Nonferrous Mining Corp Ltd.	636,000	304,275
China Oriental Group Co. Ltd.	900,000	161,643
China Overseas Grand Oceans Group Ltd.(b)	912,000	422,670
China Renaissance Holdings Ltd.(b)(c)	172,500	168,938
China Shineway Pharmaceutical Group Ltd.	183,000	166,095
China South City Holdings Ltd.(a)	2,550,000	187,503
China Tobacco International HK Co. Ltd.(b)	129,000	168,000
China Travel International Investment Hong Kong Ltd.(a)(b)	1,588,000	300,936
China Water Affairs Group Ltd.(b)	406,000	330,871
China XLX Fertiliser Ltd.	322,000	171,125
China Youran Dairy Group Ltd.(a)(b)(c)	772,000	201,209
China Yuhua Education Corp. Ltd.(a)(c)	750,000	109,192
China Zhongwang Holdings Ltd.(a)(b)(d)	696,800	69,234
Chindata Group Holdings Ltd., ADR(a)	46,050	329,718
CIFI Ever Sunshine Services Group Ltd.	64,000	36,953
CIFI Holdings Group Co. Ltd.	854,000	129,014
CIMC Enric Holdings Ltd.	340,000	367,239
CMGE Technology Group Ltd.(a)	900,000	179,800
COFCO Joycome Foods Ltd.	1,050,000	308,600
Concord New Energy Group Ltd.	3,000,000	266,536
Cosmopolitan International Holdings Ltd.(a)	950,000	172,271
CStone Pharmaceuticals(a)(b)(c)	343,000	153,991
Dada Nexus Ltd., ADR(a)(b)	40,682	253,449
Dexin China Holdings Co. Ltd.	750,000	89,262
Differ Group Auto Ltd.(b)	1,548,000	332,803
Digital China Holdings Ltd.	514,000	235,658
Everest Medicines Ltd.(a)(b)(c)	112,500	168,047
Excellence Commercial Property & Facilities Management Group Ltd.(b)	312,000	145,898
FIH Mobile Ltd. (a)	1,500,000	163,085
FinVolution Group, ADR	51,450	240,271
Fu Shou Yuan International Group Ltd.	599,000	439,046
Fufeng Group Ltd.	720,400	458,955
Ganglong China Property Group Ltd.(a)(b)	310,000	28,700
Gemdale Properties & Investment Corp. Ltd.	3,268,000	256,831
Genertec Universal Medical Group Co. Ltd.(c)	525,000	288,995
Golden Solar New Energy Technology Holdings Ltd. (a)	216,800	250,125
GOME Retail Holdings Ltd.(a)(b)	5,175,000	132,784
Grand Pharmaceutical Group Ltd., Class A	562,500	298,217
Greentown Management Holdings Co. Ltd.(c)	300,000	268,021
Guangzhou R&F Properties Co. Ltd., Class H(a)(b)	180,000	45,544
Security	Shares	Value

China (continued)
Guizhou Zhongyida Co. Ltd.(a)	232,600	$116,112
Hainan Meilan International Airport Co. Ltd., Class H(a)(b)	111,000	306,463
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	155,464	211,660
Harbin Electric Co. Ltd., Class H(a)	356,000	150,822
Helens International Holdings Co. Ltd. (a)(b)	138,500	274,250
Hello Group Inc., ADR	57,344	329,155
Hope Education Group Co. Ltd.(b)(c)	1,932,000	191,004
Hopson Development Holdings Ltd.	211,800	240,788
Hua Han Health Industry Holdings Ltd.(d)	1,112,400	1
Hua Medicine(a)(c)	450,000	198,310
Huabao International Holdings Ltd.(b)	300,000	159,428
iDreamSky Technology Holdings Ltd.(a)(b)(c)	420,000	216,644
I-Mab, ADR(a)	32,280	119,436
International Alliance Financial Leasing Co. Ltd. (a)(b)(c)	281,200	159,157
IVD Medical Holding Ltd.(b)	450,000	106,408
Jinchuan Group International Resources Co. Ltd.	1,875,000	143,598
JinkoSolar Holding Co. Ltd., ADR(a)	17,250	884,580
Jinxin Fertility Group Ltd.(c)	394,500	305,561
Joy Spreader Group Inc.(a)(b)	825,000	194,884
Kangji Medical Holdings Ltd.	153,000	154,544
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	42,075	127,066
Kintor Pharmaceutical Ltd. (a)(b)(c)	75,000	129,372
KWG Group Holdings Ltd.(a)	262,500	60,863
Lee & Man Paper Manufacturing Ltd.	651,000	252,195
LexinFintech Holdings Ltd., ADR(a)	68,626	124,213
Lifetech Scientific Corp. (a)	1,568,000	510,162
Lonking Holdings Ltd.	1,184,000	211,675
Luoyang Glass Co. Ltd., Class H (a)(b)	150,000	184,831
Luye Pharma Group Ltd. (a)(c)	343,000	133,495
Meitu Inc.(a)(b)(c)	1,335,000	191,321
MH Development Ltd.(d)	32,500	1,062
Midea Real Estate Holding Ltd.(b)(c)	157,600	226,560
Ming Yuan Cloud Group Holdings Ltd.	59,000	45,397
MMG Ltd.(a)	544,000	140,685
Mobvista Inc.(a)(c)	300,000	157,781
Nayuki Holdings Ltd.(a)	198,000	158,286
NetDragon Websoft Holdings Ltd.	127,500	253,999
New Horizon Health Ltd.(a)(b)(c)	104,500	280,294
Nexteer Automotive Group Ltd.	451,000	300,006
Noah Holdings Ltd., ADR(a)	11,922	174,896
Ocumension Therapeutics(a)(c)	146,000	138,957
Peijia Medical Ltd.(a)(c)	217,000	218,123
Pou Sheng International Holdings Ltd.	1,230,000	85,864
Powerlong Real Estate Holdings Ltd.	150,000	24,423
Radiance Holdings Group Co. Ltd.(b)	377,000	212,851
Redco Properties Group Ltd.(a)(b)(c)	570,000	125,105
ReneSola Ltd., ADR(a)(b)	30,715	144,975
RLX Technology Inc., ADR(a)	131,608	302,698
Seazen Group Ltd.(a)	430,000	192,678
Shanghai Bio-heart Biological Technology Co. Ltd., NVS	8,200	19,715
Shanghai Industrial Holdings Ltd.	225,000	265,291
Shenzhen Investment Ltd.	900,000	147,182
Shoucheng Holdings Ltd.	1,343,200	286,397
Shougang Fushan Resources Group Ltd.	900,000	305,168
Shui On Land Ltd.	1,767,000	211,606
Sihuan Pharmaceutical Holdings Group Ltd.	1,964,000	219,484
Sino-Ocean Group Holding Ltd.	1,425,000	181,651
Sinopec Engineering Group Co. Ltd., Class H	622,500	255,977
Sinopec Kantons Holdings Ltd.(b)	450,000	153,867

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Skyworth Group Ltd.	648,000	$247,531
SOHO China Ltd.(a)	1,312,500	224,889
SSY Group Ltd.	706,000	354,190
Sun King Technology Group Ltd.(a)	470,000	101,089
Sunac Services Holdings Ltd.(c)	375,000	155,706
Superb Summit International Group Ltd.(d)	11,913	1
SY Holdings Group Ltd.	223,000	167,164
TCL Electronics Holdings Ltd.	490,000	201,630
Tiangong International Co. Ltd.	750,000	309,249
Tianjin Port Development Holdings Ltd.	902,000	63,509
Tianneng Power International Ltd.(b)	328,000	354,267
Tong Ren Tang Technologies Co. Ltd., Class H	265,000	176,221
Tongdao Liepin Group(a)	90,000	90,932
Towngas Smart Energy Co. Ltd.	450,000	204,868
Truly International Holdings Ltd.	900,000	159,764
Tuya Inc.(a)(b)	133,731	159,140
Untrade SMI Holdings(d)	468,800	1
Up Fintech Holding Ltd., ADR(a)	52,029	270,031
Venus MedTech Hangzhou Inc., Class H(a)(c)	126,000	209,312
Vnet Group Inc., ADR(a)(b)	38,260	191,683
Weimob Inc.(a)(b)(c)	883,000	511,797
West China Cement Ltd.	1,760,000	194,991
Wuling Motors Holdings Ltd.(b)	750,000	82,747
XD Inc.(a)	109,600	285,750
Xiabuxiabu Catering Management China Holdings Co. Ltd.(c)	187,000	182,668
Yeahka Ltd.(a)(b)	107,600	272,100
Yidu Tech Inc. (a)(c)	242,800	163,732
Yuexiu REIT.	1,260,000	307,975
Yuexiu Transport Infrastructure Ltd.	554,000	259,454
Zhou Hei Ya International Holdings Co. Ltd.(c)	498,500	319,342
Zhuguang Holdings Group Co. Ltd.(a)(b)	1,050,000	89,342
		33,890,908
Colombia — 0.1%
Cementos Argos SA	222,518	161,450
Corp. Financiera Colombiana SA(a)	37,800	123,860
Grupo Argos SA	125,625	257,599
		542,909
Czech Republic — 0.1%
Colt CZ Group SE	3,267	78,056
Philip Morris CR AS	171	124,249
		202,305
Egypt — 0.3%
Cairo Investment & Real Estate Development Co. SAE	134,772	73,769
Cleopatra Hospital(a)	470,267	87,467
E-Finance for Digital & Financial Investments, NVS	136,613	100,091
EISewedy Electric Co.(a)	267,345	101,395
Fawry for Banking & Payment Technology Services SAE(a)	339,221	67,290
Juhayna Food Industries	104,275	28,195
Misr Fertilizers Production Co. SAE	17,546	94,913
Talaat Moustafa Group.	499,040	176,991
Telecom Egypt Co.	212,632	199,463
		929,574
Greece — 0.5%
Aegean Airlines SA(a)	16,104	83,932
Athens Water Supply & Sewage Co. SA	16,959	125,099
GEK Terna Holding Real Estate Construction SA	18,832	188,276
Hellenic Energy Holdings SA	10,949	81,479
Security	Shares	Value

Greece (continued)
Holding Co. ADMIE IPTO SA	31,841	$57,846
LAMDA Development SA(a)	33,211	200,372
Motor Oil Hellas Corinth Refineries SA	23,654	477,481
Piraeus Financial Holdings SA(a)	285,977	425,894
Sarantis SA	12,374	83,439
Titan Cement International SA	17,897	232,622
		1,956,440
Hong Kong — 0.0%
LK Technology Holdings Ltd.	72,500	71,749
National Agricultural Holdings Ltd., NVS(d)	354,000	453
		72,202
Hungary — 0.0%
Magyar Telekom Telecommunications PLC	154,732	135,494

India — 23.4%
3M India Ltd.	1,275	366,699
Aarti Drugs Ltd.	14,775	82,676
Aarti Industries Ltd.	78,600	654,031
Aarti Pharmalabs Ltd., NVS	19,126	53,839
Aavas Financiers Ltd.(a)	18,906	445,614
Aditya Birla Capital Ltd.(a)	195,750	351,491
Aditya Birla Fashion and Retail Ltd.(a)	126,525	491,935
Advanced Enzyme Technologies Ltd.	24,150	84,314
Aegis Logistics Ltd.	59,100	237,097
Affle India Ltd.(a)	24,750	385,753
AIA Engineering Ltd.	19,275	640,705
Ajanta Pharma Ltd.	17,775	269,061
Alembic Pharmaceuticals Ltd.	23,775	174,053
Alkyl Amines Chemicals	5,400	188,127
Allcargo Logistics Ltd.	44,331	243,641
Alok Industries Ltd.(a)	647,025	126,735
Amara Raja Batteries Ltd.	15,055	120,192
Amber Enterprises India Ltd.(a)	7,575	179,519
Angel One Ltd.	11,550	228,840
APL Apollo Tubes Ltd.	64,356	887,749
Apollo Tyres Ltd.	136,425	533,093
Asahi India Glass Ltd.	29,331	222,730
Ashok Leyland Ltd.	591,900	1,089,020
Aster DM Healthcare Ltd.(a)(c)	64,350	188,021
Astral Ltd.	36,869	857,969
AstraZeneca Pharma India Ltd.	2,775	115,332
Atul Ltd.	6,300	649,627
Avanti Feeds Ltd.	19,261	91,239
Bajaj Electricals Ltd.	19,125	262,694
Balaji Amines Ltd.	4,200	158,295
Balrampur Chini Mills Ltd.	54,687	259,453
BASF India Ltd.	4,987	163,117
Bata India Ltd.	19,641	415,939
Bayer CropScience Ltd.	5,925	337,940
BEML Ltd.	9,075	164,480
BEML Ltd., NVS	8,107	29,049
Bharat Dynamics Ltd.	17,332	208,245
Bharat Heavy Electricals Ltd.	363,750	377,300
Birla Corp. Ltd.	11,325	132,641
Birlasoft Ltd.	70,125	266,249
Blue Dart Express Ltd.	2,325	218,200
Blue Star Ltd.	25,050	377,733
Borosil Renewables Ltd.(a)	20,625	139,516
Brigade Enterprises Ltd.	47,700	286,501
Brightcom Group Ltd.	392,250	175,170

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Brookfield India Real Estate Trust(c)	55,842	$200,527
BSE Ltd.	25,192	179,522
Can Fin Homes Ltd.	29,550	201,699
Carborundum Universal Ltd.	44,700	468,414
Castrol India Ltd.	175,800	284,931
CCL Products India Ltd.	38,865	261,707
CE Info Systems Ltd.	8,406	126,115
Ceat Ltd.	10,644	247,304
Central Depository Services India Ltd.	20,325	311,141
Century Plyboards India Ltd.	19,875	132,763
Century Textiles & Industries Ltd.	25,500	253,864
CESC Ltd.	244,500	224,224
CG Power and Industrial Solutions Ltd.(a)	247,516	851,060
Chambal Fertilisers and Chemicals Ltd.	74,100	279,251
Chemplast Sanmar Ltd.(a)	27,659	132,714
Cholamandalam Financial Holdings Ltd.	42,375	308,644
City Union Bank Ltd.	137,850	321,798
Clean Science and Technology.	10,650	196,510
Coforge Ltd.	10,575	531,081
Computer Age Management Services Ltd.	11,475	325,780
Coromandel International Ltd.	45,225	518,610
CreditAccess Grameen Ltd.(a)	21,460	254,555
CRISIL Ltd.	6,450	232,147
Crompton Greaves Consumer Electricals Ltd.	231,826	1,036,850
Cummins India Ltd.	50,250	877,995
Cyient Ltd.	37,350	385,552
Dalmia Bharat Ltd.	31,125	697,256
Deepak Fertilisers & Petrochemicals Corp. Ltd.	24,010	239,348
Deepak Nitrite Ltd.	28,725	771,116
Delta Corp. Ltd.	47,457	133,351
Devyani International Ltd.(a)	100,875	234,655
Dixon Technologies India Ltd.	13,125	689,146
Dr Lal PathLabs Ltd.(c)	15,307	461,552
Easy Trip Planners Ltd., NVS	209,400	162,457
eClerx Services Ltd.	10,137	180,974
EID Parry India Ltd.	41,051	304,797
Elgi Equipments Ltd.	55,925	326,198
Emami Ltd.	68,574	404,683
Embassy Office Parks REIT.	176,550	743,647
Endurance Technologies Ltd.(c)	16,050	301,563
Engineers India Ltd.	225,835	224,048
EPL Ltd.	51,675	103,629
Eris Lifesciences Ltd.(c)	18,375	152,760
Exide Industries Ltd.	187,050	436,024
Federal Bank Ltd.	642,150	1,043,585
Fine Organic Industries Ltd.	3,298	254,395
Finolex Cables Ltd.	31,650	216,110
Finolex Industries Ltd.	109,650	212,584
Firstsource Solutions Ltd.	120,184	164,018
Fortis Healthcare Ltd.(a)	192,450	686,441
GHCL Ltd.	24,089	171,562
Gillette India Ltd.	3,546	223,615
GlaxoSmithKline Pharmaceuticals Ltd.	11,625	191,281
Glenmark Pharmaceuticals Ltd.	59,025	312,726
GMM Pfaudler Ltd.	13,500	324,569
GMR Airports Infrastructure Ltd.(a)	962,869	509,561
Go Fashion India Ltd.(a)	4,905	73,639
Godawari Power and Ispat Ltd.	23,925	93,682
Godrej Industries Ltd.(a)	18,486	104,960
Granules India Ltd.	58,725	250,342
Security	Shares	Value

India (continued)
Graphite India Ltd.	39,525	$191,864
Great Eastern Shipping Co. Ltd. (The)	47,325	387,797
Greaves Cotton Ltd.	67,990	125,017
Greenpanel Industries Ltd.	20,850	99,953
Grindwell Norton Ltd.	17,475	414,815
Gujarat Ambuja Exports Ltd.	32,025	90,800
Gujarat Fluorochemicals Ltd.	10,200	441,692
Gujarat Gas Ltd.	71,025	436,084
Gujarat Mineral Development Corp. Ltd.	53,746	104,627
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	31,575	233,554
Gujarat State Petronet Ltd.	127,230	422,490
Happiest Minds Technologies Ltd.	24,900	293,017
HFCL Ltd.	301,800	296,885
Hitachi Energy India Ltd.	4,093	149,432
ICICI Securities Ltd.(c)	41,300	269,229
IDFC First Bank Ltd.(a)	1,291,650	937,166
IDFC Ltd.	498,225	504,265
IIFL Finance Ltd.	52,275	301,824
IIFL Wealth Management Ltd.	15,900	357,570
India Cements Ltd. (The).	64,575	191,785
Indiabulls Real Estate Ltd.(a)	236,906	243,546
IndiaMART Intermesh Ltd.(c)	6,975	377,545
Indian Bank	116,058	383,313
Indian Energy Exchange Ltd.(c)	173,250	316,885
Indigo Paints Ltd.	5,025	82,960
Inox Leisure Ltd.(a)	32,925	219,103
Intellect Design Arena Ltd.	37,500	212,902
Ipca Laboratories Ltd.	55,500	593,337
IRB Infrastructure Developers Ltd.	54,307	188,225
Jaiprakash Power Ventures Ltd.(a)	1,541,472	146,731
JB Chemicals & Pharmaceuticals Ltd.	14,672	364,743
JK Cement Ltd.	14,775	559,696
JK Lakshmi Cement Ltd.	28,200	248,582
JK Paper Ltd.	42,572	221,208
JM Financial Ltd.	278,666	255,864
Johnson Controls-Hitachi Air Conditioning India Ltd.(a)	4,650	67,477
Jubilant Ingrevia Ltd.	30,386	201,553
Jubilant Pharmova Ltd.	34,425	166,182
Just Dial Ltd.(a)	12,365	91,369
Kajaria Ceramics Ltd.	32,550	461,259
Kansai Nerolac Paints Ltd.	56,204	310,116
Karur Vysya Bank Ltd. (The)	168,150	208,080
Kaveri Seed Co. Ltd.	20,100	126,172
KEC International Ltd.	54,430	279,836
KEI Industries Ltd.	26,325	497,051
KNR Constructions Ltd.	95,770	308,015
KPIT Technologies Ltd.	65,175	578,488
KPR Mill Ltd.	36,575	250,851
Krishna Institute Of Medical Sciences Ltd.(a)(c)	13,575	250,315
L&T Finance Holdings Ltd.	312,625	336,590
Lakshmi Machine Works Ltd.	2,013	329,540
Laurus Labs Ltd.(c)	139,223	716,426
Laxmi Organic Industries Ltd.	26,475	98,206
Lemon Tree Hotels Ltd.(a)(c)	212,791	265,702
LIC Housing Finance Ltd.	116,132	553,880
Linde India Ltd.	8,769	330,411
Mahanagar Gas Ltd.	27,091	301,221
Mahindra & Mahindra Financial Services Ltd.	252,825	671,800
Mahindra CIE Automotive Ltd.	54,623	191,436
Mahindra Lifespace Developers Ltd.	37,411	178,827

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Manappuram Finance Ltd.	222,218	$316,672
Mastek Ltd.	6,900	145,863
Max Financial Services Ltd.(a)	85,950	744,454
Max Healthcare Institute Ltd.(a)	313,029	1,735,174
Medplus Health Services Ltd.(a)	20,046	169,208
Metropolis Healthcare Ltd.(c)	12,600	228,426
Mindspace Business Parks REIT(c)	60,000	246,635
Motherson Sumi Wiring India Ltd.	918,466	704,822
Motilal Oswal Financial Services Ltd.	17,400	142,077
Multi Commodity Exchange of India Ltd.	9,552	184,296
Narayana Hrudayalaya Ltd.	36,596	334,788
Natco Pharma Ltd.	30,801	213,133
National Aluminium Co. Ltd.	338,850	324,493
Navin Fluorine International Ltd.	13,200	705,674
Nazara Technologies Ltd.(a)	10,350	75,667
NCC Ltd./India	261,690	267,347
Network18 Media & Investments Ltd.(a)	67,050	56,187
NIIT Ltd.	36,900	144,873
Nippon Life India Asset Management Ltd.(c)	54,525	182,215
Nuvoco Vistas Corp. Ltd.(a)	50,850	232,991
Oberoi Realty Ltd.	53,956	615,145
Oil India Ltd.	101,475	257,085
Olectra Greentech Ltd.	23,100	143,574
Oracle Financial Services Software Ltd.	8,700	334,095
Orient Electric Ltd.	64,200	222,940
Paisalo Digital Ltd.	126,750	127,786
PB Fintech Ltd.(a)	64,806	362,246
Persistent Systems Ltd.	20,025	1,034,570
Phoenix Mills Ltd. (The).	44,325	797,020
Piramal Enterprises Ltd.	46,146	469,336
Piramal Pharma Ltd., NVS(a)	203,263	335,210
Poly Medicure Ltd.	15,970	191,571
Polycab India Ltd.	17,250	546,150
Polyplex Corporation Ltd.	7,823	173,254
Poonawalla Fincorp Ltd.	106,800	410,587
Praj Industries Ltd.	48,525	234,756
Prestige Estates Projects Ltd.	66,591	389,438
Procter & Gamble Health Ltd.	3,450	176,683
PVR Ltd.(a)	19,875	454,498
Quess Corp. Ltd.(c)	30,300	164,286
Radico Khaitan Ltd.	32,700	426,624
Rain Industries Ltd.	88,641	197,694
Rajesh Exports Ltd.	25,275	236,973
Ramco Cements Ltd. (The)	44,296	369,097
Ratnamani Metals & Tubes Ltd.	12,258	291,842
RattanIndia Enterprises Ltd.(a)	191,325	118,223
Raymond Ltd.	16,779	283,260
RBL Bank Ltd.(a)(c)	192,742	366,456
REC Ltd.	474,634	646,445
Redington Ltd.	236,680	525,092
Relaxo Footwears Ltd.	21,525	251,586
Reliance Infrastructure Ltd.(a)	91,166	178,017
Reliance Power Ltd.(a)	1,032,825	204,360
Rhi Magnesita India Ltd.	19,500	182,457
Route Mobile Ltd.	14,325	234,884
Sanofi India Ltd.	3,150	221,643
Saregama India Ltd.	41,542	194,941
Schaeffler India Ltd.	719	23,797
Sharda Cropchem Ltd.	8,100	41,178
Sheela Foam Ltd.(a)	5,625	178,818
Security	Shares	Value

India (continued)
Shoppers Stop Ltd.(a)	20,523	$173,525
Shree Renuka Sugars Ltd.(a)	295,500	213,771
SKF India Ltd.	10,689	620,252
Sobha Ltd.	23,925	185,001
Solar Industries India Ltd.	11,625	557,432
Sonata Software Ltd.	33,697	244,145
SpiceJet Ltd.(a)	9,464	4,459
Sterlite Technologies Ltd.	103,350	226,425
Sumitomo Chemical India Ltd.	38,341	223,806
Sun TV Network Ltd.	34,650	210,423
Sundram Fasteners Ltd.	41,250	465,176
Suprajit Engineering Ltd.	36,750	158,205
Supreme Industries Ltd.	25,875	774,364
Supreme Petrochem Ltd.	13,875	130,018
Suven Pharmaceuticals Ltd.	43,425	248,510
Suzlon Energy Ltd.(a)	2,411,215	276,912
Syngene International Ltd.(c)	52,200	391,554
Tanla Platforms Ltd.	26,550	261,118
Tata Chemicals Ltd.	55,554	709,648
Tata Communications Ltd.	45,314	727,417
Tata Teleservices Maharashtra Ltd.(a)	207,000	259,397
TCI Express Ltd.	5,925	136,002
TeamLease Services Ltd.(a)	5,700	175,416
Tejas Networks Ltd.(a)(c)	29,250	237,273
Thermax Ltd.	17,250	435,776
Thyrocare Technologies Ltd.(c)	10,125	78,614
Timken India Ltd.	9,225	376,932
Torrent Power Ltd.	66,528	441,299
Trident Ltd.	500,850	220,258
Triveni Engineering & Industries Ltd.	42,300	154,078
TTK Prestige Ltd.	19,500	213,356
TV18 Broadcast Ltd.(a)	282,525	129,439
UNO Minda Ltd.	73,500	499,078
UTI Asset Management Co. Ltd.	18,075	174,252
Vakrangee Ltd.	282,000	107,054
Vardhman Textiles Ltd.	45,480	195,361
V-Guard Industries Ltd.	69,900	217,790
Vijaya Diagnostic Centre Pvt Ltd.	18,335	111,040
Vinati Organics Ltd.	12,225	323,592
VIP Industries Ltd.	30,525	270,488
V-Mart Retail Ltd.	5,400	186,498
Vodafone Idea Ltd.(a)	3,784,971	384,940
Voltas Ltd.	85,294	862,492
Welspun Corp. Ltd.	63,727	198,291
Westlife Development Ltd.(a)	31,384	279,931
Whirlpool of India Ltd.	13,050	245,679
Yes Bank Ltd., (Acquired 03/16/20, Cost: $336,376)(e)	433,083	88,469
Yes Bank Ltd.(a)	100	21
Zee Entertainment Enterprises Ltd.	332,987	1,084,834
Zensar Technologies Ltd.	45,300	125,098
ZF Commercial Vehicle Control Systems India Ltd.	1,529	182,583
		87,878,069
Indonesia — 2.7%
Ace Hardware Indonesia Tbk PT	2,625,000	83,649
AKR Corporindo Tbk PT	3,938,000	347,925
Astra Agro Lestari Tbk PT	240,000	127,143
Astrindo Nusantara Infrastructure Tbk PT(a)	16,671,600	197,115
Bank Aladin Syariah Tbk PT(a)	2,085,000	188,865
Bank BTPN Syariah Tbk PT	945,000	192,869
Bank Bukopin Tbk PT(a)	7,215,000	59,164

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Bank Neo Commerce Tbk PT(a)	2,664,166	$126,074
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,266,664	109,617
Bank Tabungan Negara Persero Tbk PT	1,890,000	185,149
Berkah Beton Sadaya Tbk PT	1,470,000	353,215
BFI Finance Indonesia Tbk PT	3,277,500	238,751
Bukalapak.com PT Tbk(a)	13,249,200	240,872
Bukit Asam Tbk PT	1,552,500	376,684
Bumi Resources Minerals Tbk PT(a)	16,117,500	188,345
Bumi Resources Tbk PT(a)	26,406,400	305,499
Bumi Serpong Damai Tbk PT(a)	3,232,500	188,819
Ciputra Development Tbk PT	4,117,763	265,163
Cisarua Mountain Dairy PT TBK.	420,000	125,214
Digital Mediatama Maxima Tbk PT(a)	750,000	56,733
Erajaya Swasembada Tbk PT	3,240,000	83,948
Gudang Garam Tbk PT	62,100	78,752
Hanson International Tbk PT(a)(d)	25,794,200	—
Harum Energy Tbk PT	1,050,000	118,132
Indika Energy Tbk PT	487,500	90,372
Indo Tambangraya Megah Tbk PT	165,100	439,728
Indocement Tunggal Prakarsa Tbk PT	495,000	314,301
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,318,857	115,711
Inti Agri Resources Tbk PT(a)(d)	12,327,500	—
Japfa Comfeed Indonesia Tbk PT	1,950,000	165,340
Jasa Marga Persero Tbk PT(a)	945,000	187,263
Lippo Karawaci Tbk PT(a)	10,142,400	62,694
Matahari Department Store Tbk PT	382,500	125,922
Medco Energi Internasional Tbk PT	3,692,712	250,839
Media Nusantara Citra Tbk PT(a)	2,850,300	144,622
Medikaloka Hermina Tbk PT	2,697,700	261,513
Metro Healthcare Indonesia TBK PT(a)	8,287,500	253,922
Mitra Adiperkasa Tbk PT(a)	4,012,500	370,966
Pabrik Kertas Tjiwi Kimia Tbk PT	660,000	351,575
Pacific Strategic Financial Tbk PT(a)	2,992,500	213,050
Pakuwon Jati Tbk PT	7,335,000	221,212
Panin Financial Tbk PT	5,245,000	157,837
Perusahaan Gas Negara Tbk PT	4,440,000	534,368
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,605,000	110,931
Smartfren Telecom Tbk PT(a)	39,585,000	184,779
Sugih Energy Tbk PT(a)(d)	1,824,800	—
Summarecon Agung Tbk PT	4,440,050	180,205
Surya Citra Media Tbk PT	9,840,000	156,722
Surya Esa Perkasa Tbk PT	3,142,500	213,852
Timah Tbk PT	1,080,000	84,536
Transcoal Pacific Tbk PT	397,500	275,419
Waskita Karya Persero Tbk PT(a)	6,502,594	175,078
XL Axiata Tbk PT	1,312,600	182,163
		10,062,617
Kuwait — 1.2%
Al Ahli Bank of Kuwait KSCP	300,000	330,717
Boubyan Petrochemicals Co. KSCP	204,525	544,480
Boursa Kuwait Securities Co. KPSC	42,975	326,357
Burgan Bank SAK	341,500	255,274
Gulf Cable & Electrical Industries Co. KSCP	24,675	106,317
Humansoft Holding Co. KSC	36,111	394,795
Jazeera Airways Co. KSCP	25,950	151,902
Kuwait International Bank KSCP	432,425	283,831
Kuwait Projects Co. Holding KSCP	745,228	300,505
National Industries Group Holding SAK	894,394	707,191
Security	Shares	Value

Kuwait (continued)
National Investments Co. KSCP	136,230	$120,899
National Real Estate Co. KPSC(a)	399,109	196,944
Salhia Real Estate Co. KSCP	62,574	107,851
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	246,071	157,978
Warba Bank KSCP(a)	540,832	438,461
		4,423,502
Malaysia — 2.9%
AFFIN Bank Bhd	105,800	51,270
Alliance Bank Malaysia Bhd	412,700	360,141
Axis Real Estate Investment Trust	630,000	269,140
Bank Islam Malaysia Bhd(b)	208,600	120,112
Bermaz Auto Bhd(b)	532,600	235,161
British American Tobacco Malaysia Bhd	67,644	172,094
Bumi Armada Bhd(a)(b)	1,050,000	106,678
Bursa Malaysia Bhd	285,150	442,840
Carlsberg Brewery Malaysia Bhd	75,000	385,450
Chin Hin Group Bhd, NVS(b)	383,200	285,849
D&O Green Technologies Bhd(b)	202,500	185,149
Dagang NeXchange Bhd(b)	930,000	123,164
DRB-Hicom Bhd	502,500	170,173
Fraser & Neave Holdings Bhd	47,100	222,970
Frontken Corp. Bhd	467,950	332,674
Gamuda Bhd(b)	777,500	698,445
Genting Plantations Bhd(b)	60,000	83,777
Greatech Technology Bhd(a)	240,100	252,666
Heineken Malaysia Bhd	58,400	329,362
Hibiscus Petroleum Bhd	796,700	199,699
Hong Seng Consolidated Bhd(a)	1,045,500	53,281
IGB Real Estate Investment Trust	491,800	183,716
IJM Corp. Bhd	1,192,500	430,465
IOI Properties Group Bhd	555,000	141,011
Kossan Rubber Industries Bhd(b)	667,500	167,418
Lotte Chemical Titan Holding Bhd(c)	262,500	95,840
Magnum Bhd	155,950	47,115
Malaysia Building Society Bhd(b)	1,342,600	180,423
Malaysian Pacific Industries Bhd(b)	37,500	238,856
My EG Services Bhd	2,289,000	459,087
Padini Holdings Bhd	225,000	174,030
Pentamaster Corp. Bhd	307,550	301,422
Scientex Bhd	383,300	290,574
Sime Darby Property Bhd	1,343,000	147,141
SKP Resources Bhd	495,000	191,543
SP Setia Bhd Group	757,600	119,363
Sports Toto Bhd	124,693	46,582
Sunway REIT	696,300	227,463
Supermax Corp. Bhd	957,116	192,527
Syarikat Takaful Malaysia Keluarga Bhd	37,444	30,018
TIME dotCom Bhd	485,400	532,603
TSH Resources Bhd	172,500	46,682
UMW Holdings Bhd	157,600	115,629
Unisem M Bhd	243,700	150,371
United Plantations Bhd	15,000	49,039
UWC Bhd(b)	300,000	283,395
ViTrox Corp. Bhd	143,900	238,216
VS Industry Bhd(b)	1,260,250	259,379
Yinson Holdings Bhd	528,800	280,436
YTL Corp. Bhd	1,179,900	153,162
		10,853,601

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico — 2.1%
Alsea SAB de CV(a)	225,100	$448,823
Bolsa Mexicana de Valores SAB de CV	155,500	305,536
Concentradora Fibra Danhos SA de CV(b)	79,000	95,484
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	382,500	379,645
Corp Inmobiliaria Vesta SAB de CV	248,000	554,639
FIBRA Macquarie Mexico(c)	330,100	492,738
GCC SAB de CV	69,220	498,467
Genomma Lab Internacional SAB de CV, Class B	337,600	272,964
Gentera SAB de CV	442,500	471,994
Grupo Aeroportuario del Centro Norte SAB de CV	116,808	1,012,918
Grupo Comercial Chedraui SA de CV	92,300	401,319
Grupo Rotoplas SAB de CV	87,267	148,536
Grupo Traxion SAB de CV(a)(b)(c)	97,500	141,191
La Comer SAB de CV(b)	195,000	365,764
Nemak SAB de CV(a)(c)	720,096	214,603
PLA Administradora Industrial S. de RL de CV(b)	275,600	399,673
Prologis Property Mexico SA de CV	242,431	747,498
Qualitas Controladora SAB de CV	67,300	283,655
Regional SAB de CV	97,200	711,745
Sitios Latinoamerica SAB de CV(a)	140,200	63,073
		8,010,265
Philippines — 1.0%
Alliance Global Group Inc.	1,422,600	246,384
AREIT Inc.	135,000	86,651
Bloomberry Resorts Corp.(a)	1,860,000	242,334
Century Pacific Food Inc.	551,100	245,540
Converge Information and Communications Technology Solutions Inc.(a)	391,700	107,882
Cosco Capital Inc.	1,875,000	132,603
D&L Industries Inc.	1,050,100	147,441
DMCI Holdings Inc.	1,604,300	273,141
GT Capital Holdings Inc.	11,390	88,766
LT Group Inc.	1,080,000	180,386
Manila Water Co. Inc.	542,600	208,216
Megaworld Corp.	4,892,000	194,653
Metro Pacific Investments Corp.	1,263,000	77,263
Puregold Price Club Inc.	447,600	282,147
RL Commercial REIT Inc.	1,406,000	147,908
Robinsons Land Corp.	884,200	252,220
Robinsons Retail Holdings Inc.	129,880	134,898
Security Bank Corp.	193,740	330,490
Semirara Mining & Power Corp.	251,500	149,710
Wilcon Depot Inc.	693,400	395,627
		3,924,260
Poland — 1.0%
Alior Bank SA(a)	39,375	323,786
AmRest Holdings SE(a)	44,615	199,877
Asseco Poland SA	25,889	424,719
Bank Handlowy w Warszawie SA	2,813	46,264
Bank Millennium SA(a)(b)	264,675	280,249
Budimex SA(b)	5,175	316,585
CCC SA(a)	19,703	168,190
Ciech SA(a)(b)	15,628	143,496
Enea SA(a)	127,399	165,872
Grupa Azoty SA(a)	24,128	196,165
Jastrzebska Spolka Weglowa SA(a)	22,934	316,086
KRUK SA	7,275	487,093
LiveChat Software SA	7,650	188,027
Neuca SA(b)	1,050	154,436
Security	Shares	Value

Poland (continued)
Orange Polska SA	142,497	$200,696
Tauron Polska Energia SA(a)(b)	466,019	214,554
Warsaw Stock Exchange	10,500	83,519
		3,909,614
Qatar — 1.0%
Aamal Co.	773,325	216,998
Al Meera Consumer Goods Co. QSC	36,141	163,296
Baladna.	466,350	215,967
Doha Bank QPSC	672,104	392,153
Gulf International Services QSC(a)	276,656	118,821
Gulf Warehousing Co.	151,500	162,603
Mannai Corp. QSC	34,944	78,896
Medicare Group	85,441	152,570
Qatar Aluminum Manufacturing Co.	1,140,618	496,541
Qatar Insurance Co. SAQ	554,227	301,526
Qatar National Cement Co. QSC	116,175	145,339
Qatar Navigation QSC	240,560	655,689
Qatari Investors Group QSC	142,850	71,500
United Development Co. QSC	700,700	264,753
Vodafone Qatar QSC	749,853	347,478
		3,784,130
Russia — 0.0%
Credit Bank of Moscow PJSC(a)(d)	4,743,600	777
Detsky Mir PJSC(c)(d)	238,520	39
Federal Grid Co. Unified Energy System PJSC(a)(d)	142,040,000	23
Globaltrans Investment PLC, GDR(a)(d)(f)	36,180	6
Lenta PJSC, GDR(a)(d)	58,692	10
LSR Group PJSC(a)(d)	16,818	3
Mosenergo PJSC(d)	4,900,000	803
QIWI PJSC, ADR(d)	20,971	3
Rostelecom PJSC(d)	373,860	61
Segezha Group PJSC(c)(d)	1,675,000	275
Sistema PJSFC(a)(d)	1,865,280	306
Sovcomflot PJSC(a)(d)	338,350	55
Unipro PJSC(d)	4,288,000	703
United Medical Group, GDR(d)	11,658	2
		3,066
Saudi Arabia — 3.1%
Abdullah Al Othaim Markets Co.	17,732	544,710
Al Hammadi Holding.	38,409	431,606
Al Jouf Agricultural Development Co.	9,385	122,739
Al Masane Al Kobra Mining Co.	2,244	47,277
Al Moammar Information Systems Co.	6,565	171,271
Al Rajhi Co. for Co-operative Insurance(a)	8,850	202,696
Al-Dawaa Medical Services Co.	9,746	189,255
Aldrees Petroleum and Transport Services Co.	16,952	331,543
AlKhorayef Water & Power Technologies Co.	5,812	224,780
Almunajem Foods Co.	7,125	116,744
Alujain Corp.	17,665	176,782
Arabian Cement Co./Saudi Arabia	23,850	218,515
Arabian Contracting Services Co.	6,338	191,225
Arriyadh Development Co.	44,975	222,205
Astra Industrial Group	16,382	230,122
City Cement Co.	34,227	174,055
Co. for Cooperative Insurance (The)(a)	23,678	505,745
Dur Hospitality Co.(a)	21,750	115,601
Eastern Province Cement Co.	22,179	232,752
Fawaz Abdulaziz Al Hokair & Co.(a)	20,077	93,442
Halwani Brothers Co.	6,075	84,929

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Herfy Food Services Co.(a)	10,875	$104,893
Jadwa REIT Saudi Fund	68,333	220,798
Leejam Sports Co. JSC	11,947	270,883
Maharah Human Resources Co.	13,190	192,816
Methanol Chemicals Co.(a)	17,005	129,198
Middle East Paper Co.	12,038	92,139
National Agriculture Development Co. (The)(a)	28,275	177,942
National Gas & Industrialization Co.	16,324	228,788
National Medical Care Co.	11,029	223,335
Qassim Cement Co. (The)	21,375	359,922
Saudi Airlines Catering Co.(a)	19,324	398,576
Saudi Arabia Refineries Co.	2,700	59,904
Saudi Cement Co.	29,295	406,342
Saudi Ceramic Co.	16,863	141,322
Saudi Chemical Co. Holding	24,001	171,509
Saudi Fisheries Co.(a)	24,248	187,653
Saudi Ground Services Co.(a)	42,450	271,377
Saudi Industrial Services Co.	26,598	154,403
Saudi Pharmaceutical Industries & Medical Appliances Corp.	29,025	184,223
Saudi Public Transport Co.(a)	42,789	197,655
Saudi Real Estate Co.(a)	78,896	244,249
Saudia Dairy & Foodstuff Co.	6,867	398,446
Seera Group Holding(a)	68,625	350,365
Sinad Holding Co.(a)	19,650	58,555
Southern Province Cement Co.	29,100	393,058
United Electronics Co.	15,925	315,416
United International Transportation Co.	22,870	276,987
Yamama Cement Co.(a)	46,035	331,430
Yanbu Cement Co.	35,215	345,830
		11,516,008
South Africa — 3.9%
Adcock Ingram Holdings Ltd.	27,225	81,942
AECI Ltd.	42,675	227,246
Astral Foods Ltd.	16,289	157,734
AVI Ltd.	126,561	538,054
Barloworld Ltd.	63,450	383,596
Coronation Fund Managers Ltd.	94,350	191,199
Dis-Chem Pharmacies Ltd.(c)	142,200	253,668
Distell Group Holdings Ltd.(a)	63,075	637,617
DRDGOLD Ltd.	195,525	125,012
Equites Property Fund Ltd.	273,793	262,273
Fortress REIT Ltd., Series A(a)(b)	483,991	310,673
Hyprop Investments Ltd.	148,454	294,985
Investec Ltd.	111,029	666,358
Investec Property Fund Ltd.	197,821	110,493
JSE Ltd.	40,112	238,301
KAP Industrial Holdings Ltd.	1,013,887	263,485
Life Healthcare Group Holdings Ltd.	506,941	511,140
Momentum Metropolitan Holdings	447,706	472,167
Motus Holdings Ltd.	57,668	389,396
Netcare Ltd.	403,350	349,009
Ninety One Ltd.	82,115	191,351
Oceana Group Ltd.	43,751	151,940
Omnia Holdings Ltd.	74,806	305,729
Pick n Pay Stores Ltd.(b)	146,254	526,795
PSG Konsult Ltd.	425,841	292,572
Rand Merchant Investment Holdings Ltd.	281,772	476,228
Redefine Properties Ltd.	2,689,989	627,465
Resilient REIT Ltd.(b)	116,925	360,786
Security	Shares	Value

South Africa (continued)
Reunert Ltd.	60,000	$167,183
Royal Bafokeng Platinum Ltd.	41,542	396,317
Santam Ltd.	14,764	224,597
Sappi Ltd.(a)	212,256	603,626
Steinhoff International Holdings NV(a)	1,808,775	176,859
Super Group Ltd./South Africa.	162,300	249,786
Telkom SA SOC Ltd.(a)	124,350	249,536
Thungela Resources Ltd.(b)	49,835	909,650
Tiger Brands Ltd.	64,290	721,867
Transaction Capital Ltd.	235,815	521,534
Truworths International Ltd.	146,625	485,760
Vukile Property Fund Ltd.(b)	340,608	270,542
Wilson Bayly Holmes-Ovcon Ltd.(a)	21,940	120,387
		14,494,858
South Korea — 13.9%
ABLBio Inc.(a)	15,783	296,234
Advanced Nano Products Co. Ltd.	4,125	281,295
AfreecaTV Co. Ltd.	3,375	225,818
Ahnlab Inc.	2,959	155,024
Alteogen Inc.(a)	7,859	218,397
AMOREPACIFIC Group	4,093	98,225
Ananti Inc.(a)(b)	42,734	208,917
Asiana Airlines Inc.(a)	17,078	166,517
BH Co. Ltd.	11,325	228,870
Bioneer Corp.(a)(b)	9,811	252,372
BNC Korea Co. Ltd.(a)	3,394	13,914
BNK Financial Group Inc.	103,343	585,612
Boryung.	13,818	112,893
Bukwang Pharmaceutical Co. Ltd.	31,650	195,837
Cellivery Therapeutics Inc.(a)	10,519	102,313
Chabiotech Co. Ltd.(a)(b)	21,012	223,655
Chong Kun Dang Pharmaceutical Corp.(b)	3,450	220,822
Chunbo Co. Ltd.	2,210	413,323
CJ CGV Co. Ltd.(a)	14,700	199,193
CJ ENM Co. Ltd.	1,650	104,841
CJ Logistics Corp.(a)	1,097	73,530
Com2uSCorp.	3,600	172,988
Cosmax Inc.	4,875	228,316
CosmoAM&T Co. Ltd.(a)	9,000	441,001
Creative & Innovative System(a)(b)	19,800	191,729
CS Wind Corp.	11,284	664,849
Cuckoo Homesys Co. Ltd.(b)	7,775	191,293
Daeduck Electronics Co. Ltd./New	16,950	305,278
Daejoo Electronic Materials Co. Ltd.(b)	4,650	324,322
Daesang Corp.(b)	11,850	192,756
Daewoo Engineering & Construction Co. Ltd.(a)	86,906	341,311
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(b)	17,775	261,817
Daewoong Co. Ltd.(b)	10,125	157,681
Daewoong Pharmaceutical Co. Ltd.	2,025	229,041
Daishin Securities Co. Ltd.	16,050	180,388
Danal Co. Ltd.(a)	23,400	103,559
Daou Technology Inc.	12,383	197,228
Dawonsys Co. Ltd.(b)	14,852	199,026
DB HiTek Co. Ltd.	15,318	531,380
Dentium Co. Ltd.	4,125	279,734
DGB Financial Group Inc.	59,373	359,741
DL E&C Co. Ltd.	14,400	465,070
DL Holdings Co. Ltd.(b)	5,998	316,910
Dong-A Socio Holdings Co. Ltd.	1,875	145,649
Dong-A ST Co. Ltd.	3,525	163,369

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Dongjin Semichem Co. Ltd.(b)	14,285	$365,586
DongKook Pharmaceutical Co. Ltd.	12,554	153,261
Dongkuk Steel Mill Co. Ltd.	31,242	332,581
Dongsuh Cos. Inc.(b)	12,548	205,372
Dongwha Enterprise Co. Ltd.(a)(b)	2,100	106,043
Dongwon F&B Co. Ltd.	845	89,108
Doosan Co. Ltd.(b)	2,850	214,872
Doosan Fuel Cell Co. Ltd.(a)	17,475	454,951
DoubleUGames Co. Ltd.	4,800	179,157
Douzone Bizon Co. Ltd.	8,311	229,702
Duk San Neolux Co. Ltd.(a)(b)	4,350	130,953
Ecopro Co. Ltd.(b)	7,890	859,445
Ecopro HN Co. Ltd.(b)	5,025	206,426
Enchem Co. Ltd.(a)(b)	2,925	146,541
Eo Technics Co. Ltd.	3,375	183,676
ESR Kendall Square REIT Co. Ltd.	63,506	195,224
Eugene Technology Co. Ltd.	5,775	114,460
Fila Holdings Corp.(b)	18,825	479,249
Foosung Co. Ltd.	22,065	227,263
GC Cell Corp.(a)(b)	4,500	163,449
GemVax & Kael Co. Ltd.(a)	13,050	128,651
Geneone Life Science Inc.(a)	34,425	184,559
Genexine Inc.(a)	11,745	188,234
Giantstep Inc., NVS(a)	3,004	55,820
GOLFZON Co. Ltd.	1,425	120,722
Grand Korea Leisure Co. Ltd.(a)	16,510	214,735
Green Cross Corp.	419	40,983
Green Cross Holdings Corp.(b)	12,075	160,648
GS Engineering & Construction Corp.	15,309	271,623
GS Retail Co. Ltd.	16,875	384,948
HAESUNG DS Co. Ltd.	4,582	150,271
Hana Materials Inc.	3,675	100,625
Hana Tour Service Inc.(a)(b)	5,230	207,008
Hanall Biopharma Co. Ltd.(a)(b)	18,450	202,559
Handsome Co. Ltd.	7,352	146,029
Hanil Cement Co. Ltd./New	9,600	91,074
Hanjin Transportation Co. Ltd.	1,480	23,176
Hankook & Co. Co. Ltd.	9,853	108,294
Hanmi Semiconductor Co. Ltd.	17,400	182,001
Hansae Co. Ltd.	6,750	82,665
Hansol Chemical Co. Ltd.(b)	3,750	610,527
Hanssem Co. Ltd.(b)	4,500	161,961
Hanwha Aerospace Co. Ltd.(b)	14,880	825,463
Hanwha Corp.	14,475	323,307
Hanwha Investment & Securities Co. Ltd.	51,150	104,492
Hanwha Life Insurance Co. Ltd.(a)	127,950	247,232
Hanwha Systems Co. Ltd.	21,197	186,993
HDC Hyundai Development Co-Engineering & Construction, Class E(b)	14,062	119,588
Helixmith Co. Ltd.(a)(b)	18,230	184,663
Hite Jinro Co. Ltd.	13,500	270,467
HL Mando Co. Ltd.	13,728	509,083
HLB Life Science Co. Ltd.(a)(b)	34,588	280,016
Hugel Inc.(a)	2,850	250,791
Hwaseung Enterprise Co. Ltd.	11,025	79,569
Hyosung Advanced Materials Corp.	1,063	323,341
Hyosung Chemical Corp.(a)	322	31,141
Hyosung Corp.	3,161	184,857
Hyosung Heavy Industries Corp.(a)	2,661	173,464
Hyosung TNC Corp.	1,125	309,187
Security	Shares	Value

South Korea (continued)
Hyundai Autoever Corp.	2,775	$238,466
Hyundai Bioscience Co. Ltd.(a)(b)	16,125	323,107
Hyundai Construction Equipment Co. Ltd.	818	37,152
Hyundai Department Store Co. Ltd.	6,038	278,922
Hyundai Doosan Infracore Co. Ltd.(a)	50,925	325,566
Hyundai Electric & Energy System Co. Ltd.(a)	10,747	348,019
Hyundai Elevator Co. Ltd.	12,225	279,591
Hyundai Feed Inc.	7,280	83,878
Hyundai Marine & Fire Insurance Co. Ltd.	22,707	523,777
Hyundai Rotem Co. Ltd.(a)	31,200	764,032
Hyundai Wia Corp.	6,789	313,641
Il Dong Pharmaceutical Co. Ltd.(a)	8,265	243,651
Iljin Hysolus Co. Ltd.(a)	5,850	150,312
Ilyang Pharmaceutical Co. Ltd.	2,379	31,858
Innocean Worldwide Inc.	4,294	142,913
Innox Advanced Materials Co. Ltd.	5,254	118,122
Intellian Technologies Inc.(b)	3,366	193,429
IS Dongseo Co. Ltd.	6,900	181,442
JB Financial Group Co. Ltd.	39,811	256,104
Jin Air Co. Ltd.(a)	14,400	153,134
Jusung Engineering Co. Ltd.	14,775	144,952
JW Pharmaceutical Corp.	8,202	123,807
JYP Entertainment Corp.	13,233	618,487
K Car Co. Ltd., NVS(b)	7,863	86,301
KCC Corp.	1,875	345,065
KCC Glass Corp.	4,408	138,526
KEPCO Engineering & Construction Co. Inc.(b)	6,045	282,520
KEPCO Plant Service & Engineering Co. Ltd.	9,750	257,643
KG Dongbu Steel Co. Ltd.	13,725	95,691
KIWOOM Securities Co. Ltd.(b)	7,637	541,803
KMW Co. Ltd.(a)(b)	13,425	284,048
Koh Young Technology Inc.	23,062	253,812
Kolmar Korea Co. Ltd.	7,950	236,947
Kolon Industries Inc.	7,725	273,510
KoMiCo Ltd.	2,782	101,577
Korea Electric Terminal Co. Ltd.	2,819	124,976
Korea Line Corp.(a)	95,625	159,238
Korea REIT & Trust Co. Ltd.	43,115	46,034
Korean Reinsurance Co.	30,406	194,718
Kukjeon Pharmaceutical Co. Ltd., NVS	7,110	38,736
Kum Yang Co. Ltd.(a)	4,083	90,245
Kumho Tire Co. Inc.(a)	44,250	102,034
Kyung Dong Navien Co. Ltd.	3,678	103,286
L&C Bio Co. Ltd.(b)	10,355	188,924
LEENO Industrial Inc.	4,064	539,115
LegoChem Biosciences Inc.(a)(b)	12,296	365,350
LIG Nex1 Co. Ltd.	4,994	353,003
Lotte Fine Chemical Co. Ltd.	7,529	360,631
LOTTE Reit Co. Ltd.	52,950	158,181
Lotte Rental Co. Ltd.	7,875	175,421
Lotte Tour Development Co. Ltd.(a)(b)	24,825	227,682
LS Corp.	7,010	405,432
LS Electric Co. Ltd.	7,425	329,209
Lutronic Corp.	5,925	90,466
LX International Corp.	11,925	375,764
LX Semicon Co. Ltd.(b)	4,875	332,636
Mcnex Co. Ltd.	5,721	130,550
MedPacto Inc.(a)	9,675	178,946
Medytox Inc.	2,325	213,302
MegaStudyEdu Co. Ltd.	3,525	211,032

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Myoung Shin Industrial Co. Ltd.(a)(b)	11,775	$161,443
Namhae Chemical Corp.	17,325	121,142
Naturecell Co. Ltd.(a)(b)	21,716	308,794
NEPES Corp.(a)	11,102	166,128
Nexon Games Co. Ltd.(a)	10,425	112,463
NEXTIN Inc.(b)	2,748	116,354
NHN Corp.(a)	8,716	165,375
NICE Information Service Co. Ltd.	16,594	163,115
NKMax Co. Ltd.(a)(b)	15,675	183,588
NongShim Co. Ltd.	1,295	324,728
OCI Co. Ltd.(b)	8,250	606,957
Orion Holdings Corp.	8,850	103,436
Oscotec Inc.(a)(b)	14,563	225,363
Ottogi Corp.	450	152,632
Paradise Co. Ltd.(a)	20,850	276,088
Park Systems Corp.(b)	1,950	176,378
Partron Co. Ltd.(b)	16,575	112,095
People & Technology Inc.(b)	7,827	302,834
PharmaResearch Co. Ltd.	4,271	220,707
Pharmicell Co. Ltd.(a)	25,800	201,798
PI Advanced Materials Co. Ltd.	8,025	198,649
Poongsan Corp.	8,270	192,410
Posco ICT Co. Ltd.	27,020	145,746
Posco International Corp.	21,300	392,447
PSK Inc.	12,643	175,579
RFHIC Corp.	8,833	157,652
Sam Chun Dang Pharm Co. Ltd.(a)	5,400	187,406
Sam Kang M&T Co. Ltd.(a)(b)	13,686	243,643
Samchully Co. Ltd.	702	202,533
Samwha Capacitor Co. Ltd.	783	21,061
Samyang Holdings Corp.(b)	1,575	80,297
Sang-A Frontec Co. Ltd., NVS	4,919	110,531
Sebang Global Battery Co. Ltd.	2,775	103,240
Seegene Inc.	7,239	166,862
Seojin System Co. Ltd.(b)	11,700	147,566
Seoul Semiconductor Co. Ltd.	18,860	161,515
SFA Engineering Corp.	8,775	269,877
SFA Semicon Co. Ltd.(a)	33,300	116,163
Shin Poong Pharmaceutical Co. Ltd.(a)	16,531	275,780
Shinsegae Inc.(b)	2,925	473,041
Shinsegae International Inc.	5,625	104,781
SIMMTECH Co. Ltd.(b)	8,625	222,930
SK Chemicals Co. Ltd.	1,680	113,117
SK Networks Co. Ltd.	54,375	175,707
SL Corp.	6,717	145,094
SM Entertainment Co. Ltd.	8,190	501,755
SNT Motiv Co. Ltd.	4,575	156,953
SOLUM Co. Ltd.(a)	18,174	253,710
Solus Advanced Materials Co. Ltd.	7,511	227,128
Soulbrain Co. Ltd.	1,849	303,945
ST Pharm Co. Ltd.	3,900	229,981
STCUBE(a)	3,452	51,040
Studio Dragon Corp.(a)	1,541	84,712
Taekwang Industrial Co. Ltd.(b)	150	84,582
Taihan Electric Wire Co. Ltd.(a)	227,422	296,324
TES Co. Ltd./Korea.	170	2,325
TKG Huchems Co. Ltd.	9,177	151,611
Tokai Carbon Korea Co. Ltd.	2,100	172,745
Tongyang Life Insurance Co. Ltd.	23,427	98,699
TY Holdings Co. Ltd./Korea(a)	12,233	115,151
Security	Shares	Value

South Korea (continued)
Unid Co. Ltd.	1,610	$121,342
UNIDBTPLUS Co. Ltd., NVS(b)	2,526	12,181
Vaxcell-Bio Therapeutics Co. Ltd.(a)	4,650	138,396
Vidente Co. Ltd.(a)	7,155	21,428
Webzen Inc.(a)	12,450	159,013
Wemade Co. Ltd.(b)	7,351	202,995
WONIK IPS Co. Ltd.(b)	13,051	287,276
Wonik QnC Corp.	7,350	154,272
Woori Technology Investment Co. Ltd.(a)	2,074	7,172
Wysiwyg Studious Co. Ltd.(a)(b)	11,008	166,781
YG Entertainment Inc.	4,962	168,324
Youngone Corp.	10,829	394,576
Zinus Inc.	7,555	186,381
		52,082,683
Switzerland — 0.0%
Untradelumena Newmat, NVS(d)	5,249	—

Taiwan — 19.8%
AcBel Polytech Inc.	150,000	147,866
ADATA Technology Co. Ltd.	93,000	188,440
Adimmune Corp.(a)	133,000	161,144
Advanced Ceramic X Corp.	18,000	109,594
Advanced Energy Solution Holding Co. Ltd.	11,000	294,787
Advanced Wireless Semiconductor Co.	75,596	187,857
Alchip Technologies Ltd.	27,000	829,534
Andes Technology Corp.	8,000	136,934
AP Memory Technology Corp.	44,000	289,176
Arcadyan Technology Corp.	75,541	258,324
Ardentec Corp.	225,000	367,840
Asia Optical Co. Inc.	119,000	257,463
Asia Pacific Telecom Co. Ltd.(a)	825,910	166,075
Asia Vital Components Co. Ltd.	134,000	499,227
ASMedia Technology Inc.	6,000	143,858
ASPEED Technology Inc.	11,800	820,475
BES Engineering Corp.	1,082,000	291,070
Bizlink Holding Inc.	53,770	441,995
Bora Pharmaceuticals Co. Ltd.	7,000	101,697
Brighton-Best International Taiwan Inc.	150,000	176,628
Capital Securities Corp.	750,530	287,740
Career Technology MFG. Co. Ltd.(a)	226,000	204,764
Cathay Real Estate Development Co. Ltd.	225,300	113,513
Center Laboratories Inc.	185,968	269,204
Century Iron & Steel Industrial Co. Ltd.	75,000	208,379
Chang Wah Electromaterials Inc.	150,000	157,351
Chang Wah Technology Co. Ltd.	183,500	196,521
Charoen Pokphand Enterprise	88,300	226,255
Cheng Loong Corp.	300,000	264,787
Cheng Uei Precision Industry Co. Ltd.	150,000	193,079
Chicony Electronics Co. Ltd.	225,000	609,508
Chicony Power Technology Co. Ltd.	49,000	114,945
China General Plastics Corp.	156,700	114,096
China Man-Made Fiber Corp.(a)	621,031	177,191
China Motor Corp.	75,200	142,022
China Petrochemical Development Corp.	1,513,145	512,913
China Steel Chemical Corp.	75,000	266,519
Chin-Poon Industrial Co. Ltd.	150,000	156,426
Chipbond Technology Corp.	205,000	389,646
ChipMOS Technologies Inc.	225,000	248,146
Chong Hong Construction Co. Ltd.	75,424	176,265
Chroma ATE Inc.	150,000	978,599

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Chung Hung Steel Corp.	375,000	$293,441
Chung Hwa Pulp Corp.	150,000	87,165
Chung-Hsin Electric & Machinery Manufacturing Corp.	159,000	306,415
Cleanaway Co. Ltd.	40,000	224,057
Clevo Co.	150,000	155,412
Compeq Manufacturing Co. Ltd.	412,000	671,165
Coretronic Corp.	150,400	284,771
Co-Tech Development Corp.	118,000	211,199
CSBC Corp. Taiwan(a)	410,548	266,776
CTCI Corp.	225,000	297,249
Cub Elecparts Inc.	33,397	156,279
Darfon Electronics Corp.	150,000	196,325
Dynapack International Technology Corp.	58,000	140,766
EirGenix Inc.(a)	86,000	382,663
Elan Microelectronics Corp.	104,000	305,884
Elite Material Co. Ltd.	111,000	697,150
Elite Semiconductor Microelectronics Technology Inc.	99,000	239,108
ENNOSTAR Inc.	239,184	368,949
Episil Technologies Inc.	116,425	379,602
Eternal Materials Co. Ltd.	336,129	363,838
Etron Technology Inc.	101,342	152,642
Evergreen International Storage & Transport Corp.	225,000	210,402
Everlight Electronics Co. Ltd.	150,000	183,728
Far Eastern Department Stores Ltd.	525,000	335,322
Far Eastern International Bank	910,102	324,214
Faraday Technology Corp.	83,000	464,217
Farglory Land Development Co. Ltd.	107,000	189,927
Feng Hsin Steel Co. Ltd.	203,000	442,083
Fitipower Integrated Technology Inc.	42,512	175,722
FLEXium Interconnect Inc.	132,418	462,560
Formosa Sumco Technology Corp.	29,000	150,826
Formosa Taffeta Co. Ltd.	187,000	162,397
Foxconn Technology Co. Ltd.	375,000	637,424
Foxsemicon Integrated Technology Inc.	51,200	321,978
Fulgent Sun International Holding Co. Ltd.	75,330	371,989
Fusheng Precision Co. Ltd.	54,000	380,146
General Interface Solution Holding Ltd.	94,000	273,454
Genius Electronic Optical Co. Ltd.	30,585	397,477
Getac Holdings Corp.	150,000	208,609
Gigabyte Technology Co. Ltd.	209,000	744,885
Global Mixed Mode Technology Inc.	24,000	116,070
Global Unichip Corp.	33,000	798,532
Gold Circuit Electronics Ltd.	155,600	498,005
Goldsun Building Materials Co. Ltd.	442,426	366,090
Gourmet Master Co. Ltd.	49,821	198,380
Grand Pacific Petrochemical	375,000	254,614
Grape King Bio Ltd.	62,000	285,294
Great Tree Pharmacy Co. Ltd.	8,000	77,527
Great Wall Enterprise Co. Ltd.	314,284	454,687
Greatek Electronics Inc.	78,000	124,621
Hannstar Board Corp.	150,481	168,603
HannStar Display Corp.	900,320	336,789
Highwealth Construction Corp.	408,554	594,430
Hiwin Technologies Corp.	121,044	738,765
Holtek Semiconductor Inc.	75,000	174,887
Holy Stone Enterprise Co. Ltd.	62,050	181,935
Hota Industrial Manufacturing Co. Ltd.	75,773	186,031
Hotai Finance Co. Ltd.	75,000	249,598
Hsin Kuang Steel Co. Ltd.	145,000	180,161
HTC Corp.(a)	270,000	514,553
Security	Shares	Value

Taiwan (continued)
Huaku Development Co. Ltd.	104,080	$301,104
IBF Financial Holdings Co. Ltd.	1,010,172	377,302
International CSRC Investment Holdings Co.	375,945	256,192
International Games System Co. Ltd.	52,000	660,430
ITE Technology Inc.	75,000	175,831
ITEQ Corp.	106,559	266,040
Jentech Precision Industrial Co. Ltd.	33,399	416,682
Johnson Health Tech Co. Ltd.	55,000	138,800
Kenda Rubber Industrial Co. Ltd.	232,675	237,106
Kindom Development Co. Ltd.	163,400	152,338
King Slide Works Co. Ltd.	24,000	323,485
King Yuan Electronics Co. Ltd.	450,000	523,114
King’s Town Bank Co. Ltd.	375,000	425,288
Kinpo Electronics	525,000	240,413
Kinsus Interconnect Technology Corp.	118,000	479,018
KMC Kuei Meng International Inc.	27,000	135,595
Lien Hwa Industrial Holdings Corp.	392,301	652,523
Longchen Paper & Packaging Co. Ltd.	300,357	160,672
Lotes Co. Ltd.	30,392	860,745
Lotus Pharmaceutical Co. Ltd.	57,000	455,956
Lung Yen Life Service Corp.	51,000	61,848
Macronix International Co. Ltd.	716,000	813,830
Makalot Industrial Co. Ltd.	84,391	642,481
Medigen Vaccine Biologics Corp.(a)	98,071	259,682
Mercuries & Associates Holding Ltd.	151,924	79,526
Mercuries Life Insurance Co. Ltd.(a)	683,644	134,126
Merida Industry Co. Ltd.	89,000	538,628
Merry Electronics Co. Ltd.	76,616	220,148
Microbio Co. Ltd.	157,127	350,857
Mitac Holdings Corp.	325,383	315,136
Nan Kang Rubber Tire Co. Ltd.(a)	190,000	217,066
Nantex Industry Co. Ltd.	123,000	155,533
Nuvoton Technology Corp.	75,000	300,777
OBI Pharma Inc.(a)	82,769	207,285
Oneness Biotech Co. Ltd.(a)	91,000	851,049
Oriental Union Chemical Corp.	300,000	184,161
Pan Jit International Inc.	130,000	270,980
Pan-International Industrial Corp.	150,722	176,268
PharmaEngine Inc.	36,000	161,913
Pharmally International Holding Co. Ltd.(d)	21,603	—
Phison Electronics Corp.	65,000	698,097
Pixart Imaging Inc.	75,635	234,320
Powertech Technology Inc.	300,000	818,199
Poya International Co. Ltd.	25,155	369,211
President Securities Corp.	388,623	209,862
Primax Electronics Ltd.	150,000	283,048
Prince Housing & Development Corp.	600,917	214,030
Qisda Corp.	675,000	618,165
Radiant Opto-Electronics Corp.	165,000	564,281
Raydium Semiconductor Corp.	20,000	204,664
RDC Semiconductor Co. Ltd.(a)	25,000	156,527
RichWave Technology Corp.	34,490	146,176
Ruentex Industries Ltd.	266,735	577,813
Run Long Construction Co. Ltd.	80,220	168,010
Sanyang Motor Co. Ltd.	225,820	266,553
ScinoPharm Taiwan Ltd.	150,708	118,585
SDI Corp.	58,000	199,577
Sercomm Corp.	107,000	292,860
Shin Zu Shing Co. Ltd.	75,856	209,376
Shinkong Synthetic Fibers Corp.	525,135	303,869

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Sigurd Microelectronics Corp.	150,124	$246,540
Simplo Technology Co. Ltd.	71,600	709,523
Sinbon Electronics Co. Ltd.	89,000	786,172
Sincere Navigation Corp.	165,000	108,985
Sino-American Silicon Products Inc.	205,000	1,075,624
Sinyi Realty Inc.	150,778	143,045
Sitronix Technology Corp.	47,000	295,196
Solar Applied Materials Technology Corp.	259,943	289,054
Sporton International Inc.	26,000	173,302
Standard Foods Corp.	225,000	298,525
Sunny Friend Environmental Technology Co. Ltd.	33,000	148,377
Sunplus Technology Co. Ltd.	225,000	183,628
Supreme Electronics Co. Ltd.	168,705	209,301
Systex Corp.	75,000	170,087
TA Chen Stainless Pipe	590,527	779,171
Ta Ya Electric Wire & Cable	237,060	152,761
Taichung Commercial Bank Co. Ltd.	1,244,047	530,024
Tainan Spinning Co. Ltd.	450,190	259,818
Taiwan Cogeneration Corp.	136,000	141,561
Taiwan Fertilizer Co. Ltd.	343,000	629,010
Taiwan Glass Industry Corp.	482,000	366,604
Taiwan Hon Chuan Enterprise Co. Ltd.	125,004	327,958
Taiwan Mask Corp.	83,000	238,115
Taiwan Paiho Ltd.	121,050	217,367
Taiwan Secom Co. Ltd.	95,450	316,356
Taiwan Semiconductor Co. Ltd.	88,000	239,781
Taiwan Shin Kong Security Co. Ltd.	124,366	158,954
Taiwan Surface Mounting Technology Corp.	116,000	365,365
Taiwan TEA Corp.(a)	376,000	276,556
Taiwan Union Technology Corp.	150,000	281,074
Taiwan-Asia Semiconductor Corp.	150,000	182,217
Tanvex BioPharma Inc.(a)	81,862	90,060
Tatung Co. Ltd.(a)	685,000	725,903
TCI Co. Ltd.	37,528	171,374
Teco Electric and Machinery Co. Ltd.	556,000	510,120
Test Research Inc.	75,000	160,370
Ton Yi Industrial Corp.	300,000	172,942
Tong Hsing Electronic Industries Ltd.	69,641	445,660
Tong Yang Industry Co. Ltd.	150,133	232,988
Topco Scientific Co. Ltd.	59,000	327,572
TPK Holding Co. Ltd.	150,000	155,956
Transcend Information Inc.	75,000	165,154
Tripod Technology Corp.	150,000	473,541
TSEC Corp.(a)	169,931	184,154
TSRC Corp.	242,000	217,979
TTY Biopharm Co. Ltd.	102,450	260,910
Tung Ho Steel Enterprise Corp.	214,750	374,580
TXC Corp.	150,000	409,805
U-Ming Marine Transport Corp.	245,000	372,661
Union Bank of Taiwan.	777,974	418,737
United Integrated Services Co. Ltd.	75,400	440,782
United Renewable Energy Co. Ltd.(a)	536,059	373,110
UPC Technology Corp.	375,741	172,286
UPI Semiconductor Corp.(a)	18,000	166,066
USI Corp.	300,070	219,487
Via Technologies Inc.	83,000	203,885
VisEra Technologies Co. Ltd.	26,000	201,485
Visual Photonics Epitaxy Co. Ltd.	75,425	194,959
Wafer Works Corp.	234,918	357,008
Wah Lee Industrial Corp.	76,340	214,141
Security	Shares	Value

Taiwan (continued)
Walsin Technology Corp.	150,000	$429,922
Wisdom Marine Lines Co. Ltd.	172,000	348,639
Wistron Corp.	1,091,000	980,004
Wistron NeWeb Corp.	123,481	349,057
WT Microelectronics Co. Ltd.	150,757	309,579
XinTec Inc.	75,000	258,378
Xxentria Technology Materials Corp.	113,000	232,819
YFY Inc.	450,000	401,941
Yieh Phui Enterprise Co. Ltd.	392,586	194,968
Yulon Finance Corp.	100,896	528,256
Yulon Motor Co. Ltd.	217,026	461,329
YungShin Global Holding Corp.	75,200	98,408
		74,135,818
Thailand — 4.1%
AEON Thana Sinsap Thailand PCL, NVDR(b)	57,500	262,875
Amata Corp. PCL, NVDR	616,376	340,823
AP Thailand PCL, NVDR	1,294,000	372,494
Bangchak Corp. PCL, NVDR	489,100	445,716
Bangkok Chain Hospital PCL, NVDR	705,000	407,900
Bangkok Commercial Asset Management PCL, NVDR	427,600	181,880
Bangkok Land PCL, NVDR	7,571,600	226,487
Bangkok Life Assurance PCL, NVDR	244,500	206,263
Banpu PCL, NVDR	2,322,300	868,293
Central Plaza Hotel PCL, NVDR(a)	240,600	339,833
CH Karnchang PCL, NVDR(b)	663,800	466,083
Chularat Hospital PCL, NVDR(b)	2,895,000	304,124
CK Power PCL, NVDR	1,370,500	190,300
Com7 PCL, NVDR(b)	502,500	457,447
Dhipaya Group Holdings PCL, NVDR(b)	147,900	215,668
Ditto Thailand PCL, NVS(b)	76,500	140,496
Eastern Polymer Group PCL, NVDR	601,900	174,854
Erawan Group PCL (The), NVDR(a)	1,561,900	197,716
Esso Thailand PCL, NVDR	458,600	158,229
GFPT PCL, NVDR	283,300	109,737
Gunkul Engineering PCL, NVDR(b)	1,981,399	302,346
Hana Microelectronics PCL, NVDR(b)	266,400	395,438
IRPC PCL, NVDR	3,790,700	332,976
Jasmine International PCL, NVDR(a)(b)	2,580,000	172,708
Jay Mart PCL, NVDR(b)	232,500	291,531
KCE Electronics PCL, NVDR	349,100	483,380
Khon Kaen Sugar Industry PCL, NVDR	1,328,530	142,827
Kiatnakin Phatra Bank PCL, NVDR	135,032	275,436
Major Cineplex Group PCL, NVDR(b)	336,500	188,046
MBK PCL, NVDR	563,500	297,377
Mega Lifesciences PCL, NVDR	195,000	259,962
Ngern Tid Lor PCL, NVDR	474,846	372,942
Plan B Media PCL, NVDR(a)(b)	1,677,180	387,548
Pruksa Holding PCL, NVDR	375,000	129,089
PTG Energy PCL, NVDR	448,600	189,574
Quality Houses PCL, NVDR	3,151,467	199,078
Ramkhamhaeng Hospital PCL, NVS	179,400	281,379
Sabuy Technology PCL, NVDR(b)	359,800	115,166
Sansiri PCL, NVDR(b)	7,118,200	318,605
Siam Global House PCL, NVDR	1	1
Siamgas & Petrochemicals PCL, NVDR	472,600	134,605
Sino-Thai Engineering & Construction PCL, NVDR	626,628	216,112
Sri Trang Agro-Industry PCL, NVDR	420,080	227,216
Star Petroleum Refining PCL, NVDR	885,000	292,536
Supalai PCL, NVDR	644,800	421,414
Super Energy Corp. PCL, NVDR(b)	8,490,000	159,162

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Thai Vegetable Oil PCL, NVDR(b)	307,760	$246,884
Thanachart Capital PCL, NVDR	157,500	189,597
Thonburi Healthcare Group PCL, NVDR	172,000	310,193
Thoresen Thai Agencies PCL, NVDR	649,300	148,782
Tipco Asphalt PCL, NVDR(b)	421,200	217,871
Tisco Financial Group PCL, NVDR	64,600	179,202
TOA Paint Thailand PCL, NVDR(b)	325,300	312,310
TPI Polene Power PCL, NVDR(b)	1,865,700	173,794
TTW PCL, NVDR(b)	982,500	243,779
VGI PCL, NVDR(b)	2,807,150	331,736
WHA Corp. PCL, NVDR	4,218,200	461,895
		15,469,715
Turkey — 1.7%
Aksa Akrilik Kimya Sanayii AS	73,677	340,228
Alarko Holding AS(b)	93,226	419,438
Anadolu Efes Biracilik Ve Malt Sanayii AS	123,244	426,679
Coca-Cola Icecek AS	5,020	49,855
Dogan Sirketler Grubu Holding AS	651,525	294,986
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	1,104,390	406,797
Enerjisa Enerji AS(b)(c)	100,875	157,495
Hektas Ticaret TAS(a)(b)	2	3
Is Gayrimenkul Yatirim Ortakligi AS(a)(b)	248,617	129,924
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	384,450	305,619
Kizilbuk Gayrimenkul Yatirim Ortakligi AS, NVS(a)	1	—
Kontrolmatik Enerji Ve Muhendislik AS, NVS	283	2,486
Koza Altin Isletmeleri AS	21,493	428,822
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	119,822	293,318
Mavi Giyim Sanayi Ve Ticaret AS, Class B(c)	52,350	320,999
Migros Ticaret AS(a)	54,040	389,107
MLP Saglik Hizmetleri AS(a)(c)	55,425	238,509
Nuh Cimento Sanayi AS	26,444	142,592
ODAS Elektrik Uretim ve Sanayi Ticaret AS(a)	116,591	69,937
Otokar Otomotiv Ve Savunma Sanayi AS	4,575	226,688
Oyak Cimento Fabrikalari AS(a)	207,525	239,226
Pegasus Hava Tasimaciligi AS(a)(b)	21,900	466,060
Petkim Petrokimya Holding AS(a)	512,775	497,156
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS	19,609	113,627
TAV Havalimanlari Holding AS(a)	96,450	456,399
		6,415,950
United Arab Emirates — 0.8%
Agthia Group PJSC.	142,711	165,125
Air Arabia PJSC	1,129,167	639,257
Al Waha Capital PJSC	528,687	194,871
Al Yah Satellite Communications Co.	393,450	280,273
Amanat Holdings PJSC	474,433	108,801
Aramex PJSC	307,736	303,811
Dana Gas PJSC.	1,322,925	325,988
Drake & Scull International PJSC(a)(d)	241,185	3,644
Dubai Financial Market PJSC	174,057	77,241
Dubai Investments PJSC	895,832	548,841
Ras Al Khaimah Ceramics	217,958	160,519
Sharjah Islamic Bank	122,674	66,796
		2,875,167
Total Common Stocks — 98.3%
(Cost: $379,032,616)		368,903,983
Security	Shares	Value

Preferred Stocks

Brazil — 1.1%
Alpargatas SA, Preference Shares, NVS	100,350	$323,906
Azul SA, Preference Shares, NVS	97,099	229,774
Banco ABC Brasil SA, Preference Shares, NVS	36,839	139,353
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	78,564	150,940
Banco Pan SA, Preference Shares, NVS	192,580	266,454
Bradespar SA, Preference Shares, NVS	100,650	548,892
Cia. de Saneamento do Parana, Preference Shares, NVS	144,825	106,051
Cia. Paranaense de Energia, Preference Shares, NVS	346,966	540,238
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	60,000	96,081
Marcopolo SA, Preference Shares, NVS	242,264	114,845
Metalurgica Gerdau SA, Preference Shares, NVS	323,100	852,369
Randon SA Implementos e Participacoes, Preference Shares, NVS	95,100	170,982
Unipar Carbocloro SA, Class B, Preference Shares, NVS	21,064	394,462
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	71,643	107,961
		4,042,308
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	217,673	418,357

Total Preferred Stocks — 1.2%
(Cost: $3,844,386)		4,460,665

Rights

South Korea — 0.0%
Genexine Inc.,
(Expires 01/10/23, Strike Price KRW 15,500.00)	2,707	10,879

Total Rights — 0.0%
(Cost: $—)		10,879

Total Long-Term Investments — 99.5%
(Cost: $382,877,002)		373,375,527

Short-Term Securities

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(g)(h)(i)	18,964,033	18,965,929

Total Short-Term Securities — 5.0%
(Cost: $18,960,338)		18,965,929

Total Investments — 104.5%
(Cost: $401,837,340)		392,341,456

Liabilities in Excess of Other Assets — (4.5)%		(16,979,912)

Net Assets — 100.0%		$375,361,544

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $88,469, representing less than 0.05% of its net assets as of period end, and an original cost of $336,376.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2022

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$25,516,997	$—	$(6,545,711	)(a)	$163	$(5,520)	$18,965,929	18,964,033	$294,916	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	490,000	—	(490,000	)(a)	—	—	—	—	3,223		—
					$163	$(5,520)	$18,965,929		$298,139		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	29	12/16/22	$1,425	$108,649

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$53,218,048	$315,548,750	$137,185	$368,903,983
Preferred Stocks	4,460,665	—	—	4,460,665
Rights	—	10,879	—	10,879
Money Market Funds	18,965,929	—	—	18,965,929
	$76,644,642	$315,559,629	$137,185	$392,341,456
Derivative financial instruments(a)
Assets
Futures Contracts	$108,649	$—	$—	$108,649

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust